STOCKHOLDERS' EQUITY (Details) - USD ($)		1 Months Ended						3 Months Ended				6 Months Ended		12 Months Ended
	May 06, 2020	Jan. 31, 2020	Nov. 27, 2019	Oct. 30, 2019	Sep. 27, 2019	Aug. 31, 2019	Aug. 30, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 15, 2019
STOCKHOLDERS' EQUITY (Details) [Line Items]
Preferred stock, authorized								10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, authorized								350,000,000				350,000,000		350,000,000	350,000,000
Common stock, par value (in Dollars per share)								$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, outstanding								59,268,085				59,268,085		59,268,085	50,463,732
Number of shares issued		19,625					24,428,681
Stock compensation expense (in Dollars)								$ (1,881,080)	$ (25,599)	$ (25,013)	$ (47,023)			$ (938,052)
Common stock reserved for issuance								10,000,000				10,000,000
Gross proceeds from initial closing (in Dollars)		$ 15,479													$ 4,696
Weighted-average contractual remaining life												9 years 10 months 24 days
Restricted stock purchase												3,000,000
Common Stock, Shares, Issued								59,268,085				59,268,085		59,268,085	50,463,732
Proceeds from sale of units (in Dollars)														$ 3.823
Gross proceeds from second closing (in Dollars)														515,000
Gross proceeds from third closing (in Dollars)														634,000
Debt principal and interest outstanding amount (in Dollars)														10,000,000
Stock compensation expense (in Dollars)												$ 1,906,679	$ 72,035	$ 938,052
Employee [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common stock reserved for issuance to employees														10,000,000
Steward Capital Holdings LP [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares, Issued																120,000
Convertible Notes Payable [Member] | Other Financing Agreements [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt principal and interest outstanding amount (in Dollars)					$ 3,933,767
Number of equity instruments convertible					1,573,511
Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)														$ 3.15
Weighted average vesting period	5 years
Stock compensation expense (in Dollars)								$ 83,654
Warrants outstanding												5,639,167
Weighted-average contractual remaining life												2 years 8 months 12 days
Exercise prices decrease (in Dollars per share)												$ 0.01
Exercise prices increase (in Dollars per share)												3.25
Weighted average exercise price (in Dollars per share)												$ 3.05
Number of warrants to purchase														4,771,417
Weighted-average contractual remaining life					2 years 9 months 18 days
Warrant [Member] | Minimum [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)														$ 0.01
Warrant [Member] | Maximum [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)														$ 3.25
Greater Than Five Percent Stockholder [Member] | Convertible Notes Payable [Member] | Energy Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Debt principal and interest outstanding amount (in Dollars)					$ 10,563,104
StockOptions [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)								$ 737,306				$ 752,785
Stock options to purchase	1,499,000							1,499,000				1,499,000
Stock options exercise price (in Dollars per share)	$ 2.13
Stock option exercise price, decrease (in Dollars per share)												$ 2.13
Stock option exercise price, increase (in Dollars per share)												$ 2.133
Unrecognized compensation expense (in Dollars)								$ 382,000				$ 382,000
Expected weighted average vesting period												1 year 9 months 18 days
Securities Purchase Agreement [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Description of liquidated damages payable					The amount of liquidated damages payable to an Investor is 1.0% of the aggregate amount invested by such Investor for each 30-day period, or pro rata portion thereof, during which the default continues. To date the Company has paid $60,650 and accrued $19,053 in liquidated damages.
Securities Purchase Agreement [Member] | Investor [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of shares issued					2,426,000
Gross proceeds from initial closing (in Dollars)					$ 6,065,000
Gross proceeds from second closing (in Dollars)				$ 206,000
Net proceeds from second closing (in Dollars)				$ 515,000
Gross proceeds from third closing (in Dollars)			$ 253,600
Net proceeds from third closing (in Dollars)			$ 634,000
Securities Purchase Agreement [Member] | Placement Agent [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)					$ 3.25
Aggregate cash fee (in Dollars per share)					$ 721,400
Gross proceeds					10.00%
Reimbursement of transaction expenses (in Dollars)					$ 40,000
Number of warrants to purchase					288,560
Securities Purchase Agreement [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)			$ 0.34	$ 0.35
Number of warrants to purchase			152,160
Weighted-average contractual remaining life			3 years
Securities Purchase Agreement [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of warrants to purchase				123,600
Weighted-average contractual remaining life				3 years
Securities Purchase Agreement [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)					$ 0.33
Number of warrants to purchase					4,495,657
Weighted-average contractual remaining life					3 years
Securities Purchase Agreement [Member] | Warrant [Member] | Individual Lender [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Exercise price of warrants (in Dollars per share)					$ 2.49
Number of warrants to purchase					140,678
Loan And Security Agreement Member | Convertible Notes Payable [Member] | Energy Capital [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of equity instruments convertible					4,225,242
Issue price One [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase shares	143,750
Exercise price of warrants (in Dollars per share)	$ 2.50
Issue price two [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase shares	29,375
Exercise price of warrants (in Dollars per share)	$ 2.13
Issue price three [Member] | StockOptions [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of shares issued	694,625
Issue price three [Member] | Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Warrants to purchase shares	694,625
Exercise price of warrants (in Dollars per share)	$ 2.50
Restricted Stock Units (RSUs) [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Weighted average vesting period												2 years
Stock compensation expense (in Dollars)												$ 1,050,000
Unrecognized compensation expense (in Dollars)								$ 7,350,000				$ 7,350,000
Expected weighted average vesting period												3 months
Restricted stock purchase															378,478
Shares options issued non-vested								2,625,000				2,625,000
Weighted average grant-date fair value of exercise price (in Dollars per share)												$ 2.80
Weighted-average contractual remaining life												1 year 9 months
Non-vested restricted units awarded | shares								47,308				47,308
Weighted average grant-date fair value (in Dollars per share)												$ 0.22
Unrecognized compensation expense, unvested portion (in Dollars)								$ 10,117				$ 10,117
Incentive stock options with deferred distribution (in Dollars)						$ 675,000
Stock compensation expense (in Dollars)														$ 435,312
Restricted Stock Units (RSUs) [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Weighted average vesting period														2 years
Non-vested restricted units awarded | shares														143,804
Weighted average grant-date fair value (in Dollars per share)														$ 0.25
Unrecognized compensation expense (in Dollars)														$ 42,759
Weighted average period														9 months
Restricted Stock Units (RSUs) [Member] | Employee [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)														$ 71,789
Restricted Stock Units (RSUs) [Member] | Consultant [Member] | Two Zero One Eight Equity Incentive Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock awards														408,478	378,478
Restricted Stock Units (RSUs) [Member] | Consultant [Member] | Individual Lender [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)														$ 50,599
Over-Allotment Option [Member] | Securities Purchase Agreement [Member] | Investor [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of shares issued					400,000
Gross proceeds from initial closing (in Dollars)					$ 1,000,000
Proceeds from sale of units (in Dollars)					12,500,000
Proceeds from sale of additional units (in Dollars)					$ 2,500,000
Purchase price per share (in Dollars per share)					$ 2.50
Description of transaction					Each Unit consists of one share of Common Stock and one-half of one warrant to purchase one share of Common Stock at an exercise price of $3.25 per share for a period commencing six months and ending 36 months after the closing date (the “Investor Warrants”).
Consultant [Member] | Restricted Stock Units (RSUs) [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock compensation expense (in Dollars)								$ 10,120				$ 20,240